Thrivent Moderately Aggressive Allocation Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.96%	6.87%	8.72%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.94%	5.32%	7.27%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.95%	5.01%	6.66%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	8.07%	9.47%